Notes to the consolidated financial statements - Contract liabilities allocated to the remaining performance obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Notes to the consolidated financial statements
Trade receivables	€ 18,504	€ 1,014
Contract assets		808
Contract liabilities	€ 142,095	€ 658,046